19. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On December 13, 2012, we granted 13,334 shares of common stock with a grant date fair value of $80,000 to an independent contractor for services provided pursuant to our 2012 Equity Incentive Plan, which shares were issued in January 2013.

On December 19, 2012, a holder of a warrant exercisable for an aggregate of 666,667 shares of our Series A preferred stock exercised the warrant on a cashless net exercise basis, and was issued an aggregate of 47,059 shares of our Series A preferred stock in January 2013.

On January 11, 2013, the Company issued 177,778 shares of common stock upon conversion of 177,778 shares of Series A preferred stock held by a shareholder.

On January 27, 2013 the Company issued 6,659,680 shares of common stock on a 1 for 1 conversion of 6,659,680 outstanding Series A preferred stock, pursuant to the automatic conversion provisions our Series A Convertible Preferred Stock Amended and Restated Certificate of Designations.

On November 30, 2012, Condor Energy Technology LLC (“Condor”), a joint venture between the Company and MIEJ entered into an Agreement for Purchase of Term Assignment (the “Original Mississippian Agreement”) for the acquisition by Condor of interests in the Mississippian Lime covering approximately 13,806 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas and Wood County, Oklahoma, and approximately 19.5 square miles of related 3-D seismic data, for an aggregate purchase price of $8,648,661. Pursuant to the Original Mississippian Agreement, Condor paid an initial deposit in the amount of $864,866 (the “Initial Deposit”), which was funded equally by MIEJ and the Company. On February 8, 2013, the Company, Condor and Berexco LLC (“Berexco”) entered into a Termination of Agreement for Purchase of Term Assignment; Agreement to Transfer Performance Deposit and Negotiate in Good Faith (the “Mutual Termination and Deposit Transfer Agreement”), in which Condor and Berexco mutually agreed, without fault of either party, to terminate the Original Mississippian Agreement. In the Mutual Termination and Deposit Transfer Agreement, the Company and Berexco agreed they would negotiate in good faith the terms and conditions of an alternative transaction whereby the Company would acquire the rights to the leases previously to be acquired under the Original Mississippian Agreement by Condor (the “Proposed PEDEVCO-Berexco Transaction”). The Initial Deposit continued to be held in escrow pending the entry into a new escrow agreement provided that if no agreement with respect to the Proposed PEDEVCO-Berexco Transaction was entered into by February 22, 2013, then the escrowed funds would be returned to the Company.

On February 22, 2013, Pacific Energy Development MSL LLC (“PEDCO MSL”), a wholly owned subsidiary of the Company, entered into an Agreement for Purchase of Term Assignment (the “Purchase Agreement”) with Berexco for the acquisition of interests in the Mississippian Lime covering approximately 6,763 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas (the “Mississippian Asset”) and approximately 10.5 square miles of related 3-D seismic data, for an aggregate purchase price of $4,207,117. Pursuant to the Purchase Agreement, Berexco applied the Initial Deposit of $864,866 made in connection with the Original Mississippian Agreement to this new transaction. Closing is anticipated to occur in March 2013, subject to the satisfaction of certain customary closing conditions and the Company's ability to secure sufficient financing, of which there can be no assurances. In addition, PEDCO MSL and Berexco entered into an option agreement, dated February 22, 2013, pursuant to which Berexco granted to PEDCO MSL an exclusive option (an “Option”), expiring on May 30, 2013, to purchase a term assignment with respect to certain interests in the Mississippian Lime covering an additional approximately 7,043 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, and Woods County, Oklahoma and approximately 9.0 square miles of related 3-D seismic data, for an aggregate purchase price upon exercise of the Option of $4,216,544. The Company remains obligated to MIEJ to refund its portion of the Initial Deposit paid in the amount of $432,433.

On February 14, 2013, Pacific Energy Development Corp. (“PEDCO”), a wholly owned subsidiary of the Company, entered into a Secured Subordinated Promissory Note (the “Note”) with MIEJ, with an effective date of November 1, 2012. Under the Note, PEDCO may draw down multiple advances up to a maximum of $5 million under the Note, with repaid amounts not being permitted to be re-borrowed. Amounts borrowed under the Note may only be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset located in Weld and Morgan Counties, Colorado (the “Niobrara Asset”). When drawn, principal borrowed under the Note carries an interest rate of 10.0% per annum. Principal and accrued interest under the Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to the Company of at least $10 million. The Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H well located in the Niobrara Asset, and all corresponding leasehold rights pooled with respect to such well, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara Asset. The Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara Asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the Note for a total of $4.17 million outstanding on February 14, 2013. There is approximately $830,000 available for future borrowing by PEDCO under the Note.